October 1, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer
Services

RE:	The Munder Funds, Inc. (the "Company")
	The Munder International Bond Fund (the "Fund")
	File Nos. 33-54748/811-7348
	CIK No. 894192
	Post-Effective Amendment No. 16 Accession No.
	0000927405-96-000267

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on June 25, 1996 and the Fund commenced operations on October 1, 1996.

Any comments should be directed to Laurie Buckley, Senior
Legal Product Manager, at 617-573-1559.

Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,
/s/ Brigid O. Bieber
Brigid O. Bieber
Counsel

Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	T. Hamlin, Esq.
	T. Hogan

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